Risk management - Schedule of exposure to risk, forborne loans (Details) € in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€) transactions	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	€ 283,497	€ 243,203	€ 193,716
Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	€ (349)	€ (286)	€ (226)
Forborne loan portfolio | Credit risk | Without collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	3,853,787
Forborne loan portfolio | Credit risk | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	532,182
Forborne loan portfolio | Credit risk | Real estate guarantee
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	€ 8,254
Forborne loan portfolio | Credit risk | Rest of real guarantees
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	€ 5,204
Forborne loan portfolio | Credit risk | Credit impaired | Without collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	2,427,732
Forborne loan portfolio | Credit risk | Credit impaired | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	317,635
Forborne loan portfolio | Credit risk | Credit impaired | Real estate guarantee
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	€ 3,881
Forborne loan portfolio | Credit risk | Credit impaired | Rest of real guarantees
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	2,856
Forborne loan portfolio | Credit risk | Gross carrying amount | Without collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	10,128
Forborne loan portfolio | Credit risk | Gross carrying amount | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	17,016
Forborne loan portfolio | Credit risk | Gross carrying amount | Credit impaired | Without collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	5,603
Forborne loan portfolio | Credit risk | Gross carrying amount | Credit impaired | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	9,082
Forborne loan portfolio | Credit risk | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(7,146)
Forborne loan portfolio | Credit risk | Accumulated impairment | Credit impaired
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	€ (5,997)
Forborne loan portfolio | Credit risk | Credit entities | Without collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	0
Forborne loan portfolio | Credit risk | Credit entities | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	0
Forborne loan portfolio | Credit risk | Credit entities | Real estate guarantee
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	€ 0
Forborne loan portfolio | Credit risk | Credit entities | Rest of real guarantees
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	€ 0
Forborne loan portfolio | Credit risk | Credit entities | Credit impaired | Without collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	0
Forborne loan portfolio | Credit risk | Credit entities | Credit impaired | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	0
Forborne loan portfolio | Credit risk | Credit entities | Credit impaired | Real estate guarantee
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	€ 0
Forborne loan portfolio | Credit risk | Credit entities | Credit impaired | Rest of real guarantees
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	0
Forborne loan portfolio | Credit risk | Credit entities | Gross carrying amount | Without collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0
Forborne loan portfolio | Credit risk | Credit entities | Gross carrying amount | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0
Forborne loan portfolio | Credit risk | Credit entities | Gross carrying amount | Credit impaired | Without collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0
Forborne loan portfolio | Credit risk | Credit entities | Gross carrying amount | Credit impaired | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0
Forborne loan portfolio | Credit risk | Credit entities | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0
Forborne loan portfolio | Credit risk | Credit entities | Accumulated impairment | Credit impaired
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	€ 0
Forborne loan portfolio | Credit risk | Public sector | Without collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	23
Forborne loan portfolio | Credit risk | Public sector | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	9
Forborne loan portfolio | Credit risk | Public sector | Real estate guarantee
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	€ 2
Forborne loan portfolio | Credit risk | Public sector | Rest of real guarantees
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	€ 0
Forborne loan portfolio | Credit risk | Public sector | Credit impaired | Without collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	8
Forborne loan portfolio | Credit risk | Public sector | Credit impaired | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	7
Forborne loan portfolio | Credit risk | Public sector | Credit impaired | Real estate guarantee
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	€ 1
Forborne loan portfolio | Credit risk | Public sector | Credit impaired | Rest of real guarantees
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	0
Forborne loan portfolio | Credit risk | Public sector | Gross carrying amount | Without collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	9
Forborne loan portfolio | Credit risk | Public sector | Gross carrying amount | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2
Forborne loan portfolio | Credit risk | Public sector | Gross carrying amount | Credit impaired | Without collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3
Forborne loan portfolio | Credit risk | Public sector | Gross carrying amount | Credit impaired | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1
Forborne loan portfolio | Credit risk | Public sector | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(4)
Forborne loan portfolio | Credit risk | Public sector | Accumulated impairment | Credit impaired
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	€ (3)
Forborne loan portfolio | Credit risk | Other financial institutions and: individual shareholder | Without collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	946
Forborne loan portfolio | Credit risk | Other financial institutions and: individual shareholder | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	605
Forborne loan portfolio | Credit risk | Other financial institutions and: individual shareholder | Real estate guarantee
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	€ 199
Forborne loan portfolio | Credit risk | Other financial institutions and: individual shareholder | Rest of real guarantees
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	€ 52
Forborne loan portfolio | Credit risk | Other financial institutions and: individual shareholder | Credit impaired | Without collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	574
Forborne loan portfolio | Credit risk | Other financial institutions and: individual shareholder | Credit impaired | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	512
Forborne loan portfolio | Credit risk | Other financial institutions and: individual shareholder | Credit impaired | Real estate guarantee
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	€ 70
Forborne loan portfolio | Credit risk | Other financial institutions and: individual shareholder | Credit impaired | Rest of real guarantees
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	14
Forborne loan portfolio | Credit risk | Other financial institutions and: individual shareholder | Gross carrying amount | Without collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	70
Forborne loan portfolio | Credit risk | Other financial institutions and: individual shareholder | Gross carrying amount | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	306
Forborne loan portfolio | Credit risk | Other financial institutions and: individual shareholder | Gross carrying amount | Credit impaired | Without collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	21
Forborne loan portfolio | Credit risk | Other financial institutions and: individual shareholder | Gross carrying amount | Credit impaired | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	125
Forborne loan portfolio | Credit risk | Other financial institutions and: individual shareholder | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(93)
Forborne loan portfolio | Credit risk | Other financial institutions and: individual shareholder | Accumulated impairment | Credit impaired
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	€ (85)
Forborne loan portfolio | Credit risk | Non-financial institutions and individual shareholder | Without collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	543,934
Forborne loan portfolio | Credit risk | Non-financial institutions and individual shareholder | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	47,854
Forborne loan portfolio | Credit risk | Non-financial institutions and individual shareholder | Real estate guarantee
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	€ 3,678
Forborne loan portfolio | Credit risk | Non-financial institutions and individual shareholder | Rest of real guarantees
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	€ 1,398
Forborne loan portfolio | Credit risk | Non-financial institutions and individual shareholder | Credit impaired | Without collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	353,838
Forborne loan portfolio | Credit risk | Non-financial institutions and individual shareholder | Credit impaired | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	31,259
Forborne loan portfolio | Credit risk | Non-financial institutions and individual shareholder | Credit impaired | Real estate guarantee
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	€ 1,622
Forborne loan portfolio | Credit risk | Non-financial institutions and individual shareholder | Credit impaired | Rest of real guarantees
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	543
Forborne loan portfolio | Credit risk | Non-financial institutions and individual shareholder | Gross carrying amount | Without collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	5,515
Forborne loan portfolio | Credit risk | Non-financial institutions and individual shareholder | Gross carrying amount | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	6,668
Forborne loan portfolio | Credit risk | Non-financial institutions and individual shareholder | Gross carrying amount | Credit impaired | Without collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,956
Forborne loan portfolio | Credit risk | Non-financial institutions and individual shareholder | Gross carrying amount | Credit impaired | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,106
Forborne loan portfolio | Credit risk | Non-financial institutions and individual shareholder | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(3,011)
Forborne loan portfolio | Credit risk | Non-financial institutions and individual shareholder | Accumulated impairment | Credit impaired
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	€ (2,624)
Forborne loan portfolio | Credit risk | Construction and property development | Without collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	12,688
Forborne loan portfolio | Credit risk | Construction and property development | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	1,765
Forborne loan portfolio | Credit risk | Construction and property development | Real estate guarantee
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	€ 672
Forborne loan portfolio | Credit risk | Construction and property development | Rest of real guarantees
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	€ 30
Forborne loan portfolio | Credit risk | Construction and property development | Credit impaired | Without collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	8,789
Forborne loan portfolio | Credit risk | Construction and property development | Credit impaired | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	1,116
Forborne loan portfolio | Credit risk | Construction and property development | Credit impaired | Real estate guarantee
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	€ 154
Forborne loan portfolio | Credit risk | Construction and property development | Credit impaired | Rest of real guarantees
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	20
Forborne loan portfolio | Credit risk | Construction and property development | Gross carrying amount | Without collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	103
Forborne loan portfolio | Credit risk | Construction and property development | Gross carrying amount | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	828
Forborne loan portfolio | Credit risk | Construction and property development | Gross carrying amount | Credit impaired | Without collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	64
Forborne loan portfolio | Credit risk | Construction and property development | Gross carrying amount | Credit impaired | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	218
Forborne loan portfolio | Credit risk | Construction and property development | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(171)
Forborne loan portfolio | Credit risk | Construction and property development | Accumulated impairment | Credit impaired
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	€ (127)
Forborne loan portfolio | Credit risk | Other warehouses | Without collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	3,308,884
Forborne loan portfolio | Credit risk | Other warehouses | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	483,714
Forborne loan portfolio | Credit risk | Other warehouses | Real estate guarantee
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	€ 4,375
Forborne loan portfolio | Credit risk | Other warehouses | Rest of real guarantees
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	€ 3,754
Forborne loan portfolio | Credit risk | Other warehouses | Credit impaired | Without collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	2,073,312
Forborne loan portfolio | Credit risk | Other warehouses | Credit impaired | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	285,857
Forborne loan portfolio | Credit risk | Other warehouses | Credit impaired | Real estate guarantee
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	€ 2,188
Forborne loan portfolio | Credit risk | Other warehouses | Credit impaired | Rest of real guarantees
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	2,299
Forborne loan portfolio | Credit risk | Other warehouses | Gross carrying amount | Without collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,534
Forborne loan portfolio | Credit risk | Other warehouses | Gross carrying amount | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	10,040
Forborne loan portfolio | Credit risk | Other warehouses | Gross carrying amount | Credit impaired | Without collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,623
Forborne loan portfolio | Credit risk | Other warehouses | Gross carrying amount | Credit impaired | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	5,850
Forborne loan portfolio | Credit risk | Other warehouses | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(4,038)
Forborne loan portfolio | Credit risk | Other warehouses | Accumulated impairment | Credit impaired
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	€ (3,285)
Non-current assets or disposal groups classified as held for sale | Credit risk | Without collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	0
Non-current assets or disposal groups classified as held for sale | Credit risk | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	0
Non-current assets or disposal groups classified as held for sale | Credit risk | Real estate guarantee
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	€ 0
Non-current assets or disposal groups classified as held for sale | Credit risk | Rest of real guarantees
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	€ 0
Non-current assets or disposal groups classified as held for sale | Credit risk | Credit impaired | Without collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	0
Non-current assets or disposal groups classified as held for sale | Credit risk | Credit impaired | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	0
Non-current assets or disposal groups classified as held for sale | Credit risk | Credit impaired | Real estate guarantee
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	€ 0
Non-current assets or disposal groups classified as held for sale | Credit risk | Credit impaired | Rest of real guarantees
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	0
Non-current assets or disposal groups classified as held for sale | Credit risk | Gross carrying amount | Without collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0
Non-current assets or disposal groups classified as held for sale | Credit risk | Gross carrying amount | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0
Non-current assets or disposal groups classified as held for sale | Credit risk | Gross carrying amount | Credit impaired | Without collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0
Non-current assets or disposal groups classified as held for sale | Credit risk | Gross carrying amount | Credit impaired | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0
Non-current assets or disposal groups classified as held for sale | Credit risk | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0
Non-current assets or disposal groups classified as held for sale | Credit risk | Accumulated impairment | Credit impaired
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	€ 0